STF Tactical Growth & Income ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 101.0%		Shares	Value
Accommodation - 0.5%
Marriott International, Inc. - Class A		844	$204,054

Administrative and Support Services - 2.2%
Baker Hughes Co.		2,893	101,747
Booking Holdings, Inc.		105	415,957
PayPal Holdings, Inc. (a)		3,124	181,286
PDD Holdings, Inc. - ADR (a)		1,940	257,923
			956,913

Apparel Manufacturing - 0.2%
Lululemon Athletica, Inc. (a)		351	104,844

Beverage and Tobacco Product Manufacturing - 2.4%
Coca-Cola Europacific Partners PLC		1,325	96,553
Keurig Dr Pepper, Inc.		4,003	133,700
Monster Beverage Corp. (a)		3,062	152,947
PepsiCo, Inc.		3,961	653,288
			1,036,488

Broadcasting - 1.0%
Comcast Corp. - Class A		11,464	448,930

Broadcasting and Content Providers - 0.1%
Warner Bros Discovery, Inc. (a)		7,285	54,200

Broadline Retail - 0.6%
MercadoLibre, Inc. (a)		148	243,223

Chemical Manufacturing - 5.6%
Amgen, Inc.		1,548	483,673
AstraZeneca PLC - ADR		1,688	131,647
Biogen, Inc. (a)		431	99,914
Gilead Sciences, Inc.		3,621	248,437
GRAIL, Inc. (a)		77	1,189
Linde PLC		1,396	612,579
Moderna, Inc. (a)		1,121	133,119
Regeneron Pharmaceuticals, Inc. (a)		316	332,125
Vertex Pharmaceuticals, Inc. (a)		746	349,665
			2,392,348

Clothing, Clothing Accessories, Shoe, and Jewelry Retailers - 0.6%
Charter Communications, Inc. - Class A (a)		426	127,357
Ross Stores, Inc.		994	144,448
			271,805

Computer and Electronic Product Manufacturing - 42.5%(b)
Advanced Micro Devices, Inc. (a)		4,698	762,063
Analog Devices, Inc.		1,433	327,097
Apple, Inc.		17,192	3,620,979
Broadcom, Inc.		1,343	2,156,227
Cisco Systems, Inc.		11,676	554,727
Fortinet, Inc. (a)		2,234	134,643
GE HealthCare Technologies, Inc.		1,348	105,036
GLOBALFOUNDRIES, Inc. (a)		1,470	74,323
IDEXX Laboratories, Inc. (a)		243	118,390
Illumina, Inc. (a)		464	48,432
Intel Corp.		12,164	376,719
Lam Research Corp.		387	412,097
Marvell Technology, Inc.		2,513	175,659
Microchip Technology, Inc.		1,593	145,759
Micron Technology, Inc.		3,207	421,817
Microsoft Corp.		8,266	3,694,489
NVIDIA Corp.		28,375	3,505,447
NXP Semiconductors NV		748	201,279
ON Semiconductor Corp. (a)		1,202	82,397
QUALCOMM, Inc.		3,225	642,355
Roper Technologies, Inc.		312	175,862
Texas Instruments, Inc.		2,632	512,003
			18,247,800

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 1.4%
Airbnb, Inc. - Class A (a)		1,292	195,906
Automatic Data Processing, Inc.		1,198	285,951
Verisk Analytics, Inc.		421	113,480
			595,337

Food Manufacturing - 0.9%
Kraft Heinz Co.		3,501	112,802
Mondelez International, Inc. - Class A		3,870	253,253
			366,055

Food Services and Drinking Places - 1.4%
Cintas Corp.		292	204,476
DoorDash, Inc. - Class A (a)		1,117	121,507
Starbucks Corp.		3,334	259,552
			585,535

General Merchandise Retailers - 2.7%
Costco Wholesale Corp.		1,277	1,085,437
Dollar Tree, Inc. (a)		635	67,799
			1,153,236

Health and Personal Care Stores - 0.1%
Walgreens Boots Alliance, Inc.		2,587	31,290

Machinery Manufacturing - 2.7%
Applied Materials, Inc.		2,426	572,512
ASML Holding NV		257	262,841
KLA Corp.		392	323,208
			1,158,561

Management of Companies and Enterprises - 0.1%
ARM Holdings PLC - ADR (a)		343	56,122

Merchant Wholesalers, Durable Goods - 0.6%
Copart, Inc. (a)		2,831	153,327
Fastenal Co.		1,691	106,262
			259,589

Miscellaneous Manufacturing - 1.4%
Dexcom, Inc. (a)		1,128	127,893
Intuitive Surgical, Inc. (a)		1,018	452,857
			580,750

Motion Picture and Sound Recording Industries - 0.2%
Take-Two Interactive Software, Inc. (a)		502	78,056

Motor Vehicle and Parts Dealers - 0.4%
O'Reilly Automotive, Inc. (a)		181	191,147

Nonstore Retailers - 5.2%
Amazon.com, Inc. (a)		11,551	2,232,231

Other Information Services - 4.9%
CoStar Group, Inc. (a)		1,195	88,597
Meta Platforms, Inc. - Class A		3,954	1,993,686
			2,082,283

Professional, Scientific, and Technical Services - 7.8%
Alphabet, Inc. - Class A		6,553	1,193,629
Alphabet, Inc. - Class C		6,300	1,155,546
CDW Corp.		408	91,327
Cognizant Technology Solutions Corp. - Class A		1,454	98,872
Palo Alto Networks, Inc. (a)		933	316,296
Paychex, Inc.		1,050	124,488
Trade Desk, Inc. - Class A (a)		1,290	125,994
Workday, Inc. - Class A (a)		623	139,278
Zscaler, Inc. (a)		428	82,257
			3,327,687

Publishing Industries - 6.1%
Adobe, Inc. (a)		1,313	729,424
ANSYS, Inc. (a)		260	83,590
Atlassian Corp. - Class A (a)		464	82,072
Autodesk, Inc. (a)		630	155,894
Cadence Design Systems, Inc. (a)		788	242,507
Crowdstrike Holdings, Inc. - Class A (a)		671	257,120
Datadog, Inc. - Class A (a)		871	112,960
Electronic Arts, Inc.		787	109,653
Intuit, Inc.		823	540,884
MongoDB, Inc. (a)		215	53,741
Synopsys, Inc. (a)		448	266,587
			2,634,432

Rail Transportation - 0.4%
CSX Corp.		5,637	188,558

Rental and Leasing Services - 2.0%
Netflix, Inc. (a)		1,260	850,349

Support Activities for Mining - 0.2%
Diamondback Energy, Inc.		535	107,102

Telecommunications - 1.4%
T-Mobile US, Inc.		3,446	607,116

Transportation Equipment Manufacturing - 3.9%
Honeywell International, Inc.		1,885	402,523
PACCAR, Inc.		1,502	154,616
Tesla, Inc. (a)		5,560	1,100,213
			1,657,352

Truck Transportation - 0.3%
Old Dominion Freight Line, Inc.		625	110,375

Utilities - 1.2%
American Electric Power Co., Inc.		1,528	134,067
Constellation Energy Corp.		900	180,243
Exelon Corp.		2,969	102,757
Xcel Energy, Inc.		1,664	88,874
			505,941
TOTAL COMMON STOCKS (Cost $32,512,549)			43,319,709

PURCHASED OPTIONS - 0.3%	Notional Amount	Contracts	Value
Call Options - 0.3%			$–
NASDAQ 100 Index, Expiration: 07/19/2024; Exercise Price: $20,300.00 (c)(d)	41,334,027	21	145,110
TOTAL PURCHASED OPTIONS (Cost $281,702)			145,110

TOTAL INVESTMENTS - 101.3% (Cost $32,794,251)			43,464,819
Liabilities in Excess of Other Assets - (1.3)%			(567,001)
TOTAL NET ASSETS - 100.0%			$42,897,818

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Exchange-traded.
(d)	100 shares per contract.

STF Tactical Growth & Income ETF
Schedule of Written Options
June 30, 2024 (Unaudited)

WRITTEN OPTIONS - (1.3)%	Notional Amount	Contracts	Value
Call Options - (1.3)%
NASDAQ 100 Index, Expiration: 07/19/2024; Exercise Price: $19,775.00 (a)(b)	$(41,334,027)	(21)	$(550,620)
TOTAL WRITTEN OPTIONS (Premiums received $752,657)			(550,620)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

STF Tactical Growth & Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$43,319,709	$–	$–	$43,319,709
Purchased Options	–	145,110	–	145,110
Total Investments	$43,319,709	$145,110	$–	$43,464,819

Liabilities:
Investments:
Written Options	–	(550,620)	–	(550,620)
Total Investments	$–	$(550,620)	$–	$(550,620)

Refer to the Schedule of Investments for further disaggregation of investment categories.